SUPPLEMENT DATED JUNE 19, 2009
                      TO THE PROSPECTUS DATED APRIL 6, 2009

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON JUNE 10-11, 2009, JACKSON NATIONAL ASSET MANAGEMENT, LLC RECOMMENDED AND THE BOARD OF TRUSTEES OF THE JNL SERIES TRUST ("BOARD") APPROVED THE FOLLOWING CHANGES THAT WILL BE EFFECTIVE SEPTEMBER 28, 2009.


CONTRACT OWNERS WILL BE SENT AN INFORMATION STATEMENT CONTAINING ADDITIONAL INFORMATION ON THE CHANGE OF SUB-ADVISER FOR THE JNL/GOLDMAN SACHS SHORT DURATION BOND FUND.


A CHANGE OF SUB-ADVISER WAS APPROVED FOR JNL/GOLDMAN SACHS SHORT DURATION BOND FUND. THE FUND WILL BE SUB-ADVISED BY T. ROWE PRICE ASSOCIATES, INC. THE NAME OF THE FUND WILL CHANGE TO JNL/T. ROWE PRICE SHORT-TERM BOND FUND.


THE JNL/PPM AMERICA CORE EQUITY FUND WILL BE MERGED WITH THE JNL/MELLON CAPITAL MANAGEMENT S&P 500 INDEX FUND. THE SUB-ADVISER FOR THE JNL/PPM AMERICA CORE EQUITY FUND WILL BE CHANGED MELLON CAPITAL MANAGEMENT CORPORATION.

-------------------------------------------------------------------- ---------------------------------------------------------
ACQUIRING FUND                                                       ACQUIRED FUND
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
JNL/Mellon Capital Management S&P 500 Index Fund                     JNL/PPM America Core Equity Fund
-------------------------------------------------------------------- ---------------------------------------------------------


THE JNL/S&P RETIREMENT INCOME FUND, JNL/S&P RETIREMENT 2015 FUND, JNL/S&P RETIREMENT 2020 FUND, AND JNL/S&P RETIREMENT 2025 FUND WILL BE MERGED WITH THE FOLLOWING FUNDS. THE SUB-ADVISER FOR THE FUNDS WILL NOT CHANGE.

-------------------------------------------------------------------- ---------------------------------------------------------
ACQUIRING FUND                                                       ACQUIRED FUND
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
JNL/S&P Managed Moderate Fund                                        JNL/S&P Retirement Income Fund
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
JNL/S&P Managed Moderate Growth Fund                                 JNL/S&P Retirement 2015 Fund
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
JNL/S&P Managed Growth Fund                                          JNL/S&P Retirement 2020 Fund
-------------------------------------------------------------------- ---------------------------------------------------------
-------------------------------------------------------------------- ---------------------------------------------------------
JNL/S&P Managed Growth Fund                                          JNL/S&P Retirement 2025 Fund
-------------------------------------------------------------------- ---------------------------------------------------------










This Supplement is dated June 19, 2009.

(To be used with VC4224 04/09,  VC5869 04/09, VC5890 04/09, VC5995 04/09, VC3723
04/09,  VC5825 04/09,  VC5884 04/09,  VC5885 04/09,  VC3656 04/09, VC5526 04/09,
VC3657 04/09,  FVC4224FT  04/09,  NV4224 04/09,  NV3174CE  04/09,  NV5526 04/09,
NV3784 04/09,  NV5869 04/09,  NV5890 04/09, NV5825 04/09, HR105 04/09 and VC2440
04/09.)

                                                                  CMX3594 06/09